Share capital and capital risk management - Summary of detailed information about changes in equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning Balance	$ 513,255	$ 25
Number of shares	70,409,317	16,250,002
Net value of Series A shares on April 4, 2018		$ 717,820
Number of shares		74,500,000
Net value of Series A shares on February 13, 2019	$ 55,000
Number of shares	5,500,000
Net value of Series A shares on July 25, 2019	$ 91,143
Number of shares	10,906,257
Net value of Series A shares redeemed on April 4, 2018		$ (204,590)
Number of shares		(20,340,685)
Number of shares		0
Series A shares granted for the LTIP	$ 1
Number of shares	317,932
Ending Balance	$ 659,399	$ 513,255
Number of shares	87,133,506	70,409,317
Series A Publicly Traded Shares [member]
Beginning Balance	$ 423,017
Number of shares	60,909,315
Net value of Series A shares on April 4, 2018		$ 627,582
Number of shares		65,000,000
Net value of Series A shares on February 13, 2019	$ 55,000
Number of shares	5,500,000
Net value of Series A shares on July 25, 2019	$ 91,143
Number of shares	10,906,257
Net value of Series A shares redeemed on April 4, 2018		$ (204,590)
Number of shares		(20,340,685)
Net value of Series B shares converted into Series A shares on April 4, 2018		$ 25
Number of shares		16,250,000
Ending Balance	$ 569,160	$ 423,017
Number of shares	77,315,572	60,909,315
Series A private offering [member]
Beginning Balance	$ 90,238
Number of shares	9,500,000
Net value of Series A shares on April 4, 2018		$ 90,238
Number of shares		9,500,000
Series A shares granted for the LTIP	$ 1
Number of shares	317,932
Ending Balance	$ 90,239	$ 90,238
Number of shares	9,817,932	9,500,000
Series B common shares [member]
Beginning Balance		$ 25
Number of shares		16,250,000
Net value of Series B shares converted into Series A shares on April 4, 2018		$ (25)
Number of shares		(16,250,000)
Series C common shares [member]
Number of shares	2	2
Number of shares	2	2